Long-term debt and credit facility - Monthly instalments for mining equipment (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Long-term debt and credit facility
Total payments	$ 144,557	$ 46,639	$ 18,587
Less than 1 year | Mining equipment financings and lease liabilities
Long-term debt and credit facility
Total payments	5,653
1-2 years | Mining equipment financings and lease liabilities
Long-term debt and credit facility
Total payments	5,898
1-2 years | 2025 Financing Facility
Long-term debt and credit facility
Total payments	129,844
3-4 years | Mining equipment financings and lease liabilities
Long-term debt and credit facility
Total payments	510
Over 5 years | Mining equipment financings and lease liabilities
Long-term debt and credit facility
Total payments	$ 117